UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BlueBay Asset Management Plc
Address: 77 Grosvenor Street

         London,  UK     W1K 3JR

13F File Number:  28-12524

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Williams
Title:     Chief Financial Officer
Phone:     +44-207-389-3787

Signature, Place, and Date of Signing:

     Nick Williams     London, UK     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $105,394 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6      974   950000 PRN      SOLE                   950000        0        0
AMGEN INC                      NOTE 0.125% 2/0  031162AN0     2472  2600000 PRN      SOLE                  2600000        0        0
ARCELORMITTAL SA LUXEMBOURG    NOTE 5.000% 5/1  03938LAK0    10687  8500000 PRN      SOLE                  8500000        0        0
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2      464   500000 PRN      SOLE                   500000        0        0
CEPHALON INC                   NOTE 2.500% 5/0  156708AR0     4981  5000000 PRN      SOLE                  5000000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.250%12/1  165167CB1     2422  4000000 PRN      SOLE                  4000000        0        0
CIT GROUP INC                  8.75%PFD SER C   125581603     4398   250000 SH       SOLE                   250000        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4     4449  4300000 PRN      SOLE                  4300000        0        0
GILEAD SCIENCES INC            NOTE 0.625% 5/0  375558AH6     1297  1000000 PRN      SOLE                  1000000        0        0
HERTZ GLOBAL HOLDINGS INC      NOTE 5.250% 6/0  42805TAA3    10125  9000000 PRN      SOLE                  9000000        0        0
HOLOGIC INC                    FRNT 2.000%12/1  436440AA9     1641  2290000 PRN      SOLE                  2290000        0        0
LIBERTY MEDIA CORP NEW         DEB 3.125% 3/3   530718AF2    21223 24952000 PRN      SOLE                 24952000        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0     1328  1590000 PRN      SOLE                  1590000        0        0
LUCENT TECHNOLOGIES INC        DBCV 2.750% 6/1  549463AG2      748   790000 PRN      SOLE                   790000        0        0
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8     2758  3000000 PRN      SOLE                  3000000        0        0
MICROCHIP TECHNOLOGY INC       SDCV 2.125%12/1  595017AB0      910  1200000 PRN      SOLE                  1200000        0        0
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8      484   450000 PRN      SOLE                   450000        0        0
MYLAN INC                      NOTE 1.250% 3/1  628530AG2      874  1000000 PRN      SOLE                  1000000        0        0
NEWMONT MINING CORP            NOTE 1.250% 7/1  651639AJ5     1677  1520000 PRN      SOLE                  1520000        0        0
OSI PHARMACEUTICALS INC        NOTE 3.250% 9/0  671040AD5     1637  2000000 PRN      SOLE                  2000000        0        0
OWENS CORNING NEW              COM              690742101     8155   638100 SH       SOLE                   638100        0        0
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1  749121BY4     1118  1140000 PRN      SOLE                  1140000        0        0
SIMON PPTY GROUP INC NEW       PFD CONV I 6%    828806802      471    10000 SH       SOLE                    10000        0        0
SYMANTEC CORP                  NOTE 0.750% 6/1  871503AD0     2962  2920000 PRN      SOLE                  2920000        0        0
TEVA PHARMACEUTICAL FIN II L   DBCV 0.250% 2/0  88164RAB3     1206   850000 PRN      SOLE                   850000        0        0
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AW9     2656  3000000 PRN      SOLE                  3000000        0        0
UNITED STATES STL CORP NEW     NOTE 4.000% 5/1  912909AE8    11704  8833000 PRN      SOLE                  8833000        0        0
VERISIGN INC                   SDCV 3.250% 8/1  92343EAD4      746  1100000 PRN      SOLE                  1100000        0        0
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1      461   500000 PRN      SOLE                   500000        0        0
XILINX INC                     DBCV 3.125% 3/1  983919AD3      366   500000 PRN      SOLE                   500000        0        0